Accrued Expenses (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of components of accrued expenses
Accrued Salaries and related expenses	$ 47,519	$ 125,801
Accrued Income Tax	1,600	2,400
Accrued Professional Fees	30,553	10,158
Total Accrued Liabilities	$ 79,672	$ 138,359